UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-22982

Investment Company Act File Number

Eaton Vance NextShares Trust

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

December 31

Date of Fiscal Year End

March 31, 2017

Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance Stock NextShares

Eaton Vance

Stock NextShares

March 31, 2017 (Unaudited)

Eaton Vance Stock NextShares (the Fund), a diversified series of Eaton Vance NextShares Trust, invests substantially all of its investable assets in Stock Portfolio (the Portfolio) and owns a pro-rata interest in the Portfolio’s net assets. At March 31, 2017, the value of the Fund’s investment in the Portfolio was $21,666,894 and the Fund owned 3.4% of the Portfolio’s outstanding interests. The Portfolio’s Portfolio of Investments is set forth below.

Stock Portfolio

March 31, 2017

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 99.8%

Security	Shares	Value
Aerospace & Defense — 3.3%
CAE, Inc.	448,500	$6,853,044
Hexcel Corp.	29,716	1,621,008
United Technologies Corp.	111,111	12,467,765

		$20,941,817

Air Freight & Logistics — 1.9%
FedEx Corp.	63,000	$12,294,450

		$12,294,450

Auto Components — 1.5%
Delphi Automotive PLC	115,760	$9,317,522

		$9,317,522

Banks — 6.7%
JPMorgan Chase & Co.	214,359	$18,829,295
KeyCorp	365,100	6,491,478
Wells Fargo & Co.	314,650	17,513,419

		$42,834,192

Beverages — 2.9%
Anheuser-Busch InBev SA/NV ADR	71,530	$7,851,133
Constellation Brands, Inc., Class A	66,505	10,778,465

		$18,629,598

Biotechnology — 2.6%
Biogen, Inc.(1)	7,253	$1,983,116
Celgene Corp.(1)	25,002	3,110,999
Gilead Sciences, Inc.	107,373	7,292,774
Incyte Corp.(1)	17,072	2,282,014
Vertex Pharmaceuticals, Inc.(1)	17,800	1,946,430

		$16,615,333

Building Products — 1.1%
Johnson Controls International PLC	165,700	$6,979,284

		$6,979,284

Capital Markets — 1.9%
Credit Suisse Group AG ADR(1)	418,203	$6,206,133
Goldman Sachs Group, Inc. (The)	11,692	2,685,886
Lazard, Ltd., Class A	71,070	3,268,509

		$12,160,528

Chemicals — 1.3%
Monsanto Co.	25,675	$2,906,410
PPG Industries, Inc.	54,420	5,718,454

		$8,624,864

Commercial Services & Supplies — 1.6%
Deluxe Corp.	139,497	$10,067,498

		$10,067,498

Security	Shares	Value
Containers & Packaging — 1.2%
International Paper Co.	147,046	$7,466,996

		$7,466,996

Diversified Consumer Services — 1.1%
Bright Horizons Family Solutions, Inc.(1)	46,375	$3,361,724
ServiceMaster Global Holdings, Inc.(1)	84,451	3,525,829

		$6,887,553

Diversified Telecommunication Services — 2.4%
Verizon Communications, Inc.	312,690	$15,243,637

		$15,243,637

Electric Utilities — 2.2%
NextEra Energy, Inc.	54,732	$7,025,947
PG&E Corp.	103,200	6,848,352

		$13,874,299

Electronic Equipment, Instruments & Components — 1.2%
Avnet, Inc.	165,388	$7,568,155

		$7,568,155

Energy Equipment & Services — 1.4%
Oceaneering International, Inc.	124,228	$3,364,094
Schlumberger, Ltd.	75,840	5,923,104

		$9,287,198

Equity Real Estate Investment Trusts (REITs) — 2.9%
CubeSmart	350,815	$9,107,157
Equity Residential	83,350	5,186,037
Simon Property Group, Inc.	26,300	4,524,389

		$18,817,583

Food & Staples Retailing — 2.4%
Costco Wholesale Corp.	33,188	$5,565,296
Performance Food Group Co.(1)	410,410	9,767,758

		$15,333,054

Food Products — 2.9%
Blue Buffalo Pet Products, Inc.(1)	145,716	$3,351,468
General Mills, Inc.	85,600	5,051,256
Pinnacle Foods, Inc.	179,968	10,414,748

		$18,817,472

Health Care Equipment & Supplies — 2.2%
Medtronic PLC	31,640	$2,548,919
Zimmer Biomet Holdings, Inc.	95,911	11,711,692

		$14,260,611

Health Care Providers & Services — 1.3%
Aetna, Inc.	64,779	$8,262,561

		$8,262,561

Household Durables — 3.7%
D.R. Horton, Inc.	204,085	$6,798,071
Newell Brands, Inc.	225,853	10,653,486
NVR, Inc.(1)	3,100	6,531,328

		$23,982,885

Security	Shares	Value
Insurance — 5.8%
American Financial Group, Inc.	101,810	$9,714,710
Chubb, Ltd.	108,230	14,746,338
First American Financial Corp.	328,911	12,919,624

		$37,380,672

Internet & Direct Marketing Retail — 1.8%
Amazon.com, Inc.(1)	12,688	$11,248,420

		$11,248,420

Internet Software & Services — 7.5%
Alphabet, Inc., Class C(1)	21,225	$17,607,411
eBay, Inc.(1)	342,167	11,486,546
Facebook, Inc., Class A(1)	98,844	14,040,790
GoDaddy, Inc., Class A(1)	131,157	4,970,851

		$48,105,598

IT Services — 2.8%
Amdocs, Ltd.	182,901	$11,155,132
Genpact, Ltd.	263,856	6,533,075

		$17,688,207

Machinery — 0.6%
Dover Corp.	46,005	$3,696,502

		$3,696,502

Media — 3.5%
Interpublic Group of Cos., Inc.	144,206	$3,543,141
Time Warner, Inc.	99,804	9,751,849
Walt Disney Co. (The)	82,190	9,319,524

		$22,614,514

Metals & Mining — 0.3%
Rio Tinto PLC ADR	55,125	$2,242,485

		$2,242,485

Multi-Utilities — 1.1%
Sempra Energy	62,649	$6,922,714

		$6,922,714

Oil, Gas & Consumable Fuels — 5.1%
Chevron Corp.	129,042	$13,855,240
ConocoPhillips	166,400	8,298,368
EOG Resources, Inc.	46,009	4,488,178
Phillips 66	78,705	6,235,010

		$32,876,796

Pharmaceuticals — 7.8%
Allergan PLC	53,515	$12,785,804
Johnson & Johnson	153,560	19,125,898
Pfizer, Inc.	521,014	17,823,889

		$49,735,591

Road & Rail — 1.8%
CSX Corp.	246,160	$11,458,748

		$11,458,748

Security	Shares	Value
Semiconductors & Semiconductor Equipment — 4.4%
Broadcom, Ltd.	22,793	$4,990,755
Intel Corp.	377,280	13,608,490
NXP Semiconductors NV(1)	46,896	4,853,736
Texas Instruments, Inc.	60,054	4,837,950

		$28,290,931

Software — 1.4%
Adobe Systems, Inc.(1)	28,100	$3,656,653
Intuit, Inc.	28,800	3,340,512
Proofpoint, Inc.(1)	24,100	1,792,076

		$8,789,241

Specialty Retail — 0.5%
Advance Auto Parts, Inc.	22,297	$3,305,753

		$3,305,753

Technology Hardware, Storage & Peripherals — 4.8%
Apple, Inc.	214,787	$30,856,300

		$30,856,300

Tobacco — 0.9%
Philip Morris International, Inc.	50,497	$5,701,111

		$5,701,111

Total Common Stocks (identified cost $564,904,852)		$639,180,673

Short-Term Investments — 0.0%(2)

Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 1.01%(3)	53,007	$53,018

Total Short-Term Investments (identified cost $53,018)		$53,018

Total Investments — 99.8% (identified cost $564,957,870)		$639,233,691

Other Assets, Less Liabilities — 0.2%		$1,000,366

Net Assets — 100.0%		$640,234,057

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.

(2)	Amount is less than 0.05%.

(3)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of March 31, 2017. Net income from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended March 31, 2017 was $6,829.

Abbreviations:

ADR	-	American Depositary Receipt

The Portfolio did not have any open financial instruments at March 31, 2017.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at March 31, 2017, as determined on a federal income tax basis, were as follows:

Aggregate cost	$566,582,479

Gross unrealized appreciation	$78,437,284
Gross unrealized depreciation	(5,786,072)

Net unrealized appreciation	$72,651,212

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At March 31, 2017, the hierarchy of inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

Asset Description	Level 1		Level 2	Level 3	Total
Common Stocks	$639,180,673	*	$—	$—	$639,180,673
Short-Term Investments	—		53,018	—	53,018
Total Investments	$639,180,673		$53,018	$—	$639,233,691

*	The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

The Portfolio held no investments or other financial instruments as of December 31, 2016 whose fair value was determined using Level 3 inputs. At March 31, 2017, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Item 3. Exhibits

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act is attached hereto.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance NextShares Trust

By:	/s/ Edward J. Perkin
Edward J. Perkin
President

Date:	May 23, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Edward J. Perkin
Edward J. Perkin
President

Date:	May 23, 2017

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	May 23, 2017